Income Tax and Social Contribution - Schedule of Changes in Deferred Income Tax and Social Contribution (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Changes in Deferred Income Tax and Social Contribution [Abstract]
Opening balance – assets, net of liabilities	R$ (158,984)	R$ (165,413)	R$ (24,417)
Realization to statement of income	(4,297)	(12,866)	(9,104)
Other changes	(35,884)	19,295	(131,892)
Closing balance – assets, net of liabilities	R$ (199,165)	R$ (158,984)	R$ (165,413)